Share-Based Compensation - Schedule of Additional Information on Performance Shares (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Relative shareholder return [member]
Schedule of Additional Information on Performance Shares [Line Items]
Number of shares granted	300,784	204,523	176,661
Weighted average grant date fair value, granted	$ 62.43	$ 98.94	$ 70.68
Fair value of shares vested (in millions)	$ 16	$ 0	$ 0
EBITDA CAGR [member]
Schedule of Additional Information on Performance Shares [Line Items]
Number of shares granted	300,784	204,523	176,661
Weighted average grant date fair value, granted	$ 58.83	$ 82.38	$ 64.59
Fair value of shares vested (in millions)	$ 12	$ 0	$ 0